Income Taxes (Details) - Schedule of United States Federal Statutory Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of United States Federal Statutory Rate Abstract
US Federal statutory rate	21.00%	21.00%
Difference between domestic and foreign federal rates	(0.10%)	(0.50%)
State and provincial taxes, net of federal benefits	6.60%	5.20%
Permanent differences:
Goodwill impairment	(23.70%)
Stock-based compensation		(5.80%)
Change in the fair value of derivatives and accrued issuable equity	10.70%	(6.40%)
Other		(0.80%)
Change in valuation allowance	(12.10%)	(12.40%)
Effective income tax rate	2.40%	0.30%